Related Party Transactions - Armada - Interim	6 Months Ended
Jun. 30, 2026
Related Party Transaction [Line Items]
Related Party Transactions	Related Party Transactions
Notes Payable, Related Party
On November 6, 2025, the Company entered into an unsecured revolving credit facility with Ripple, allowing borrowings of up to $1.0 million (“Related Party Credit Facility”). Amounts outstanding bear interest at 3.81% per annum, calculated on a 360-day year basis. No draws were made on this Related Party Credit Facility as of December 31, 2025.
All amounts are repayable within five business days of the earliest of (i) lender demand, (ii) closing of the Proposed Business Combination, or (iii) termination of BCA.
Related Party Transactions with the Parent
As of December 31, 2025 and September 30, 2025, the Company recorded $3,870,625 and $2,276,419, respectively, of related party payable that represents costs incurred by the Company that is to be paid by the Parent on the Company’s behalf.
Related Party Payable with Pathfinder
As of December 31, 2025, the Company had vendor obligations that were funded through draws made by Pathfinder. When Pathfinder makes draws on Evernorth’s behalf, a corresponding payable is recorded by Evernorth. As of December 31, 2025, Evernorth recognized a related party payable of $716,710 owed to Pathfinder, which included $5,463 of interest. No amount was recorded as of September 30, 2025. This balance represents an intercompany obligation that Evernorth expects to settle in the normal course of operations.
Related Party Transactions
Notes Payable, Related Party
On November 6, 2025, the Company entered into an unsecured revolving credit facility with Ripple, allowing borrowings of up to $1.0 million (“Related Party Credit Facility”). Amounts outstanding bear interest at 3.81% per annum, calculated on a 360-day year basis. No draws were made on this Related Party Credit Facility as of June 30, 2026.
All amounts are repayable within five business days of the earliest of (i) lender demand, (ii) closing of the Proposed Business Combination, or (iii) termination of BCA.
Related Party Transactions with the Parent
As of June 30, 2026 and December 31, 2025, the Company recorded $5,851,011 and $3,870,625, respectively, of related party payable, representing costs incurred by the Company that is paid or to be paid by the Parent on the Company’s behalf.
Related Party Payable with Pathfinder
As of June 30, 2026, the Company had vendor obligations that were funded through loan draws made by Pathfinder or cash payment from Pathfinder. When Pathfinder makes draws or pays vendors directly from its bank account on Evernorth’s behalf, a corresponding payable is recorded by Evernorth. These transaction-related expenses primarily consist of professional service fees, including consulting, accounting, and legal fees, as well as other start-up costs. As of June 30, 2026, Evernorth recognized a related party payable of $3,115,890 owed to Pathfinder, which included $23,472 of interest. As of December 31, 2025, the related party payable totaled $716,710, inclusive of $5,463 of interest. This balance represents an intercompany obligation that Evernorth expects to settle in the normal course of operations.

Armada Acquisition Corp. II
Related Party Transaction [Line Items]
Related Party Transactions	RELATED PARTY TRANSACTIONS
Founder Shares
On November 7, 2024, the Sponsor purchased 7,880,000 Class B ordinary shares from the Company for an aggregate purchase price of $25,000, or $0.00317 per share, of which up to 1,027,826 founder shares were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised during the Initial Public Offering. On May 22, 2025, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering. As such, the 1,027,826 founder shares are no longer subject to forfeiture.
Private Placement Units
Simultaneously with the closing of the Initial Public Offering, the Sponsor has purchased an aggregate of 400,000 private placement units at $10.00 per private placement unit in a private placement for an aggregate purchase price of $4,000,000. The underwriters purchased an aggregate of 310,000 private placement units at a price of $10.00 per private placement unit in a private placement for an aggregate purchase price of $3,100,000.
A portion of the purchase price of the private placement units was added to the proceeds of Initial Public Offering held in the Trust Account. If the initial business combination was not completed within 18 months from the closing of the Initial Public Offering, the proceeds from the sale of the private placement units held in the trust account will be used to fund the redemption of the public shares (subject to the requirements of applicable law).
Certain institutional investors (none of which are affiliated with any member of management, the Sponsor or any other investor), referred to as the “non-managing investors”, purchased, indirectly through the purchase of non-managing membership interests in the Sponsor, an aggregate of 300,000 Private Placement Units out of the 400,000 Private Placement Units purchased by the Sponsor. Subject to each non-managing sponsor investor purchasing the Private Placement Units allocated to it in connection with the closing of the Initial Public Offering, the Sponsor issued additional membership interests at a nominal purchase price to the non-managing investors reflecting interests in an aggregate of 2.4 million founder shares.
The agreement with the non-managing investors was entered into directly with the Sponsor entity and it makes reference to the Private Placement Units and founder shares of the Company. The interests and units associated in the agreement are supported on one for one basis with the Company’s underlying private placement units and founder shares. The fact that the Sponsor is providing the non-managing members with founder shares for their participation in the transaction is considered an inducement and falls under SAB Topic 5A. As such, the Company has obtained a valuation of the Founder Shares, as of the Initial Public Offering date to account for the charge of such transfer of interests to the non-managing members. The valuation has identified the fair value of the Founder Shares to be $1.93 per share as of the close of the Initial Public Offering, on May 22, 2025. Since the cost of these interest allocations to the non-managing members is considered an offering cost, the Company will record the fair value of this transaction into equity at the initial public offering date calculated as 2,400,000 interests in founder shares allocated to non-managing members at a fair value of $4,621,895 or approximately $1.93 per founder share.
The third-party valuation firm used a Monte Carlo simulation to value the Founder Shares. The likelihood of completing the Initial Public offering was assumed to be 100%; the common stock price was $9.845 based on implied stock price; likelihood of a business combination was determined to be 19.9%; and a discount for lack of marketability based on a Finnerty put model yielded 1.7%.
Promissory Note — Related Party
The Sponsor had agreed to loan the Company an aggregate of up to $300,000 to be used for a portion of the expenses of the Initial Public Offering. The loan was non-interest bearing, unsecured and on March 31, 2025, the loan was amended to extend maturity date at the earlier of June 30, 2025, or the closing of the Initial Public Offering. Proceeds received under the note were utilized as follows: $127,755 for working capital, $9,840 for payment of deferred offering costs, $4,614 for payment of formation costs and $870 for the payment of operating expenses. As of May 22, 2025, the Company repaid the outstanding balance of the note amounting to $143,079. Borrowings under the note are no longer available.
Administration Fee
Commencing on May 20, 2025, the Company has agreed to pay the Sponsor $12,000 per month for office space, administrative and support services. These monthly fees will cease upon the completion of the initial Business Combination or the liquidation of the Company. The Original Sponsor had agreed to defer payment of the administration fee until such time as new financing occurs to allow liquidity to pay the fee. The administrative services agreement with the Original Sponsor was terminated on August 28, 2025; all outstanding fees were paid through this date. For the three and nine months ended June 30, 2026 the Company did not incur any fees for these services. For the three months ended June 30, 2025 and for the period from October 3, 2024 (inception) through June 30, 2025, the Company incurred $16,000 and paid fees of $24,000, respectively, for these services. No agreement for administrative service fees has been entered into with the New Sponsor.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans. In the event that a Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. A portion of such Working Capital Loans may be convertible into private placement units of the post Business Combination entity at the option of the lender. The units would be identical to the private placement units. As of June 30, 2026 and September 30, 2025, no such Working Capital Loans were outstanding.